FTI FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                 April 10, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FTI FUNDS (the "Fund")
         1933 Act File No. 33-63621
         1940 ACT FILE NO. 811-7369

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated March 31, 2000, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statements of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) on March 31, 2000.

     If you have any questions regarding this  certification,  please call me at
(412) 288-1484.

                                          Very truly yours,



                                          /s/ Timothy S. Johnson
                                          Timothy S. Johnson
                                          Secretary